UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08611

Legg Mason Charles Street Trust, Inc.

Name of Fund:

100 Light Street, Baltimore, MD 21202
Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2007

Date of reporting period: March 31, 2007

Item 1.	Report to Shareholders

Batterymarch

U.S. Small Capitalization

Equity Portfolio

Annual Report to Shareholders

March 31, 2007

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Batterymarch U.S. Small Capitalization Equity Portfolio

Total returns for the Fund and some comparative indices for various periods ended March 31, 2007, are presented below:

	1st Quarter 2007	Average Annual Total Returns
		One Year	Three Years	Five Years	Since InceptionA
Batterymarch U.S. Small Capitalization Equity:
Institutional Class	+3.05%	+0.88%	+8.88%	+8.98%	+6.79%
Financial Intermediary Class	+2.91%	+0.43%	+8.39%	N/A	+15.31%
Russell 2000 IndexB	+1.95%	+5.91%	+12.00%	+10.95%	+6.05%
Russell 1000 IndexC	+1.21%	+11.84%	+10.73%	+6.92%	+2.47%
Russell 2000 Value IndexD	+1.46%	+10.38%	+14.47%	+13.61%	+15.71%
Russell 2000 Growth IndexE	+2.48%	+1.56%	+9.41%	+7.88%	-2.66%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The Russell 2000 Index rose 5.91% for the one-year period ended March 31, 2007, with much of the strength coming in the second half of the period. The best performing of our 20 sectors for the Russell 2000 index for the one-year period were the Consumer Staples and Energy Services sectors while the worst performing sectors for the index were Technology, Energy, Consumer Cyclicals and Banks. Sector returns for the benchmark ranged from a positive return of 27.8% for Consumer Staples to a negative return of 5.3% for Technology. Value outperformed growth for the one-year period; the Russell 2000 Value Index rose 10.38% compared with 1.56% for the Russell 2000 Growth Index.

The Fund’s return was 0.88%, on a net asset basis basis, for the period under review. While sector allocations added value, notably the portfolio’s overweight in Energy Services, stock selection was negative for the Fund. The most significant detractors were the Materials and Banks sectors, despite positive selection within the Energy sector. The shortfall in performance for the one-year period stemmed mostly from the third quarter of 2006. The investment environment during this period was notable for its short, sharp reversals, and our disciplined approach to seeking companies with solid fundamentals was not rewarded in such an environment. In addition, during this period, the smallest market capitalization constituents in the Russell 2000 index were among the best performers. As part of risk control, our process screens out the smallest cap (i.e., the most illiquid) constituents in the index. In contrast, for the first quarter of 2007, the Fund benefited from its orientation towards good quality names in an environment of slowing economic and slowing profit growth. The portfolio was attractively valued compared with the index, with a lower forward 12-month P/E and higher return on equity and return on assets. In addition, the most illiquid of the smaller capitalization names were penalized, which benefited the portfolio. The Fund outperformed for the first quarter of 2007, with a return of 3.05%, on a net asset basis, compared with 1.95% for the Russell 2000 index.

Batterymarch Financial Management, Inc.

April 20, 2007

A

The Fund’s Institutional Class inception date is March 13, 2000. The Financial Intermediary Class inception date is January 9, 2003. Index returns are for periods beginning February 29, 2000. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.

B	An unmanaged index comprised of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization.
C	Measures the performance of 1,000 of the largest capitalized U.S. domiciled companies.
D	Measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
E

An index that offers investors access to the small-cap growth segment of the U.S. equity universe. The Russell 2000 Growth is constructed to provide a comprehensive and unbiased barometer of the small-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate small-cap growth manager’s opportunity set.

N/A—Not applicable.

Annual Report to Shareholders

Expense Example

Batterymarch U.S. Small Capitalization Equity Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Financial Intermediary Class shares; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on October 1, 2006, and held through March 31, 2007.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the effect of the redemption fee which is a transaction cost.A Therefore, the hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds if they have different transaction fees. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/06	Ending Account Value 3/31/07	Expenses PaidB During the Period 10/1/06 to 3/31/07
Institutional Class
Actual	$1,000.00	$1,105.80	$4.15
Hypothetical (5% return before expenses)	1,000.00	1,020.99	3.98

Financial Intermediary Class
Actual	$1,000.00	$1,102.70	$6.29
Hypothetical (5% return before expenses)	1,000.00	1,018.95	6.04

A

A redemption fee of 2% is imposed on all redemptions, including exchanges, of Fund shares redeemed or exchanged within 60 days of purchase. The fee will be paid directly to the Fund to help offset the costs imposed on it by short-term trading.

B

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as "Expenses Paid" is equal to the annualized expense ratios of .79% and 1.20% for the Institutional Class and the Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (182) and divided by 365.

Annual Report to Shareholders

Performance Information

Batterymarch U.S. Small Capitalization Equity Portfolio

The graphs which follow compare the Fund’s total returns to the Russell 2000 Index. The graphs illustrate the cumulative total return of an initial $1 million investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A

An unmanaged index comprised of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization. Index returns are for periods beginning February 29, 2000. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.

Annual Report to Shareholders

Performance Information—Continued

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for the periods beginning December 31, 2002.

Annual Report to Shareholders

Selected Portfolio PerformanceD

Strongest performers for the year ended March 31, 2007E		Weakest performers for the year ended March 31, 2007E
1. Priceline.com	+114.4%	1. Angiotech Pharmaceuticals Inc.	-63.0%
2. WellCare Health Plans Inc.	+87.6%	2. Plexus Corp.	-54.4%
3. Holly Corp.	+61.2%	3. Corus Bankshares Inc.	-40.0%
4. Hyperion Solutions Corp.	+59.0%	4. Administaff Inc.	-34.6%
5. Jack in the Box Inc.	+58.9%	5. PolyOne Corp.	-34.6%
6. Alon USA Energy Inc.	+58.3%	6. Komag Inc.	-31.2%
7. Phillips-Van Heusen Corp.	+54.4%	7. Eagle Materials Inc.	-28.8%
8. Clean Harbors Inc.	+52.4%	8. A.O. Smith Corp.	-26.4%
9. CommScope Inc.	+50.3%	9. Micrel Inc.	-25.6%
10. Highland Hospitality Corp.	+47.9%	10. Freightcar Ameica Inc.	-24.0%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they are paid.
E	Securities held for the entire year.

Annual Report to Shareholders

Portfolio of Investments

March 31, 2007

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests	100.3%

Consumer Discretionary	17.3%

Distributors	N.M.
Audiovox Corp.		10	$147	A

Diversified Consumer Services	0.7%
DeVry Inc.		64	1,878
Sotheby’s		42	1,846

			3,724

Hotels, Restaurants and Leisure	3.2%
Bluegreen Corp.		247	2,789	A
Domino’s Pizza Inc.		83	2,694
Jack in the Box Inc.		120	8,302	A
Monarch Casino and Resort Inc.		78	2,024	A
WMS Industries Inc.		53	2,096	A

			17,905

Household Durables	0.7%
CSS Industries Inc.		26	959
Helen of Troy Ltd.		23	516	A
Tempur-Pedic International Inc.		100	2,607

			4,082

Internet and Catalog Retail	0.8%
Priceline.com Inc.		82	4,362	A

Leisure Equipment and Products	N.M.
K2 Inc.		8	99	A

Media	0.8%
Live Nation Inc.		71	1,562	A
LodgeNet Entertainment Corp.		45	1,392	A
RCN Corp.		24	618	A
Scholastic Corp.		25	790	A

			4,362

Multiline Retail	1.4%
Big Lots Inc.		115	3,585	A
Dillard’s Inc.		128	4,199

			7,784

Specialty Retail	4.3%
Aaron Rents Inc.		132	3,493
Asbury Automotive Group Inc.		45	1,282

Annual Report to Shareholders

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Consumer Discretionary—Continued

Specialty Retail—Continued
Books-A-Million Inc.		44	$627
Charming Shoppes Inc.		208	2,696	A
Payless Shoesource Inc.		234	7,781	A
Rent-A-Center Inc.		59	1,662	A
The Cato Corp.		82	1,909
The Men’s Wearhouse Inc.		101	4,757

			24,207

Textiles, Apparel and Luxury Goods	5.4%
Deckers Outdoor Corp.		8	558	A
Fossil Inc.		72	1,895	A
Maidenform Brands Inc.		137	3,166	A
Oxford Industries Inc.		65	3,199
Perry Ellis International Inc.		86	2,754	A
Phillips-Van Heusen Corp.		137	8,061
Skechers U.S.A. Inc.		98	3,290	A
Steven Madden Ltd.		118	3,459	A
The Stride Rite Corp.		6	92
True Religion Apparel Inc.		48	780	A
Wolverine World Wide Inc.		92	2,614
Xerium Technologies Inc.		22	175

			30,043

Consumer Staples	1.2%

Beverages	0.3%
MGP Ingredients Inc.		88	1,797

Food and Staples Retailing	0.4%
Ruddick Corp.		17	523
Spartan Stores Inc.		46	1,225
Winn-Dixie Stores Inc.		20	344	A

			2,092

Tobacco	0.5%
Alliance One International Inc.		151	1,397	A
Universal Corp.		22	1,331

			2,728

Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Energy	6.0%

Energy Equipment and Services	2.9%
Allis-Chalmers Energy Inc.		39	$606	A
Grey Wolf Inc.		653	4,377	A
NATCO Group Inc.		43	1,480	A
Oil States International Inc.		44	1,413	A
Parker Drilling Co.		326	3,058	A
SEACOR Holdings Inc.		23	2,244	A
W-H Energy Services Inc.		70	3,276	A

			16,454

Oil, Gas and Consumable Fuels	3.1%
Alon USA Energy Inc.		154	5,586
Delek US Holdings Inc.		98	1,867
Holly Corp.		110	6,535
Swift Energy Co.		75	3,150	A

			17,138

Financials	15.2%

Capital Markets	0.3%
TradeStation Group Inc.		128	1,608	A

Commercial Banks	2.3%
Alabama National Bancorporation		10	731
Banner Corp.		24	976
Credicorp Ltd.		53	2,587
First Regional Bancorp		7	193	A
Hancock Holding Co.		31	1,359
Home Bancshares Inc.		11	236
Integra Bank Corp.		18	410
Intervest Bancshares Corp.		43	1,220	A
Southwest Bancorp Inc.		27	686
Sterling Bancshares Inc.		180	2,008
Sterling Financial Corp.		4	131
Umpqua Holdings Corp.		63	1,684
Vineyard National Bancorp Co.		13	292
Virginia Commerce Bancorp Inc.		22	468	A

			12,981

Annual Report to Shareholders

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Financials—Continued

Consumer Finance	1.1%
Cash America International Inc.		22	$914
Dollar Financial Corp.		41	1,042	A
EZCORP Inc.		189	2,786	A
World Acceptance Corp.		36	1,422	A

			6,164

Insurance	3.1%
Argonaut Group Inc.		26	848	A
CNA Financial Corp.		42	1,810	A
CNA Surety Corp.		39	819	A
First Mercury Financial Corp.		8	158	A
Harleysville Group Inc.		23	744
Nationwide Financial Services Inc.		24	1,301
Navigators Group Inc.		11	572	A
Odyssey Re Holdings Corp.		38	1,482
Reinsurance Group of America Inc.		40	2,297
SeaBright Insurance Holdings		86	1,586	A
Zenith National Insurance Corp.		118	5,590

			17,207

Real Estate Investment Trusts	5.2%
Ashford Hospitality Trust		207	2,470
FelCor Lodging Trust Inc.		162	4,202
Highland Hospitality Corp.		236	4,206
KKR Financial Corp.		208	5,708
National Retail Properties Inc.		144	3,491
Newcastle Investment Corp.		81	2,253
NorthStar Realty Finance Corp.		69	1,052
OMEGA Healthcare Investors Inc.		25	430
Spirit Finance Corp.		125	1,866
Taubman Centers Inc.		61	3,532

			29,210

Real Estate Management and Development	1.0%
Jones Lang LaSalle Inc.		47	4,860
MI Developments Inc.		15	557

			5,417

Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Financials—Continued

Thrifts and Mortgage Finance	2.2%
Corus Bankshares Inc.		221	$3,774
FirstFed Financial Corp.		117	6,626	A
Triad Guaranty Inc.		40	1,644	A

			12,044

Health Care	13.6%

Biotechnology	3.2%
Angiotech Pharmaceuticals Inc.		297	1,626	A
BioMarin Pharmaceuticals Inc.		121	2,087	A
Cephalon Inc.		26	1,859	A
Cubist Pharmaceuticals Inc.		150	3,317	A
LifeCell Corp.		71	1,778	A
Ligand Pharmaceuticals Inc.		71	711	A
OSI Pharmaceuticals Inc.		116	3,818	A
QLT Inc.		100	783	A
Regeneron Pharmaceuticals Inc.		97	2,086	A

			18,065

Health Care Equipment and Supplies	2.3%
Cutera Inc.		115	4,166	A
Haemonetics Corp.		100	4,656	A
STERIS Corp.		123	3,254
Viasys Healthcare Inc.		23	778	A

			12,854

Health Care Providers and Services	3.2%
Amedisys Inc.		132	4,280	A
AMERIGROUP Corp.		113	3,441	A
Healthspring Inc.		20	478	A
Medcath Corp.		65	1,769	A
Molina Healthcare Inc.		19	566	A
Sierra Health Services Inc.		56	2,318	A
WellCare Health Plans Inc.		57	4,868	A

			17,720

Annual Report to Shareholders

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Health Care—Continued

Life Sciences Tools and Services	1.7%
Illumina Inc.		61	$1,784	A
Kendle International Inc.		94	3,339	A
Pharmanet Development Group Inc.		163	4,238	A

			9,361

Pharmaceuticals	3.2%
Adams Respiratory Therapeutics Inc.		67	2,257	A
Alpharma Inc.		212	5,095
Aspreva Pharmaceuticals Corp.		78	1,679	A
K-V Pharmaceutical Co.		40	997	A
Perrigo Co.		135	2,382
Sciele Pharma Inc.		44	1,039	A
SuperGen Inc.		67	394	A
Valeant Pharmaceuticals International		157	2,708
ViroPharma Inc.		73	1,049	A

			17,600

Industrials	15.8%

Aerospace and Defense	0.5%
Ceradyne Inc.		54	2,945	A

Air Freight and Logistics	0.5%
Hub Group Inc.		100	2,893	A

Airlines	0.6%
Alaska Air Group Inc.		54	2,065	A
SkyWest Inc.		33	883

			2,948

Building Products	0.8%
Insteel Industries Inc.		124	2,080
Lennox International Inc.		70	2,503

			4,583

Commercial Services and Supplies	7.3%
ABM Industries Inc.		85	2,241
Administaff Inc.		121	4,269
CDI Corp.		10	275
Clean Harbors Inc.		50	2,259	A
Consolidated Graphics Inc.		17	1,251	A
Deluxe Corp.		91	3,061

Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Industrials—Continued

Commercial Services and Supplies—Continued
Ennis Inc.		18	$474
Heidrick and Struggles International Inc.		12	601	A
Herman Miller Inc.		117	3,905
ICT Group Inc.		2	42	A
IKON Office Solutions Inc.		282	4,058
Interface Inc.		118	1,888
Kelly Services Inc.		12	383
Korn/Ferry International		124	2,842	A
Labor Ready Inc.		74	1,400	A
Spherion Corp.		183	1,618	A
Standard Parking Corp.		24	838	A
Steelcase Inc.		90	1,784
Team Inc.		7	279	A
United Stationers Inc.		37	2,187	A
Viad Corp.		76	2,941
Volt Information Sciences Inc.		79	2,078	A

			40,674

Electrical Equipment	2.4%
A.O. Smith Corp.		95	3,616
Acuity Brands Inc.		23	1,230
EnerSys		50	852	A
General Cable Corp.		60	3,184	A
Regal-Beloit Corp.		45	2,087
The Genlyte Group Inc.		32	2,258	A

			13,227

Machinery	2.5%
Accuride Corp.		38	550	A
Columbus McKinnon Corp.		15	325	A
Freightcar America Inc.		109	5,243
Kennametal Inc.		72	4,896
Lincoln Electric Holdings Inc.		23	1,376
Robbins and Myers Inc.		9	351
Wabtec Corp.		37	1,286

			14,027

Marine	0.6%
Horizon Lines Inc.		100	3,282

Annual Report to Shareholders

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Industrials—Continued

Trading Companies and Distributors	0.6%
Applied Industrial Technologies Inc.		133	$3,253

Information Technology	17.8%

Communications Equipment	3.5%
3Com Corp.		771	3,015	A
Andrew Corp.		307	3,254	A
Avocent Corp.		101	2,732	A
CommScope Inc.		180	7,743	A
Harmonic Inc.		133	1,307	A
Inter-Tel Inc.		13	312
Netgear Inc.		44	1,244	A

			19,607

Computers and Peripherals	1.1%
Brocade Communications Systems Inc.		71	679	A
Imation Corp.		5	210
Komag Inc.		162	5,303	A

			6,192

Electronic Equipment and Instruments	3.3%
Anixter International Inc.		40	2,620	A
AVX Corp.		109	1,658
Benchmark Electronics Inc.		163	3,362	A
Global Imaging Systems Inc.		103	2,016	A
Insight Enterprises Inc.		35	628	A
KEMET Corp.		168	1,284	A
Merix Corp.		45	372	A
Optimal Group Inc.		41	340	A
Plexus Corp.		129	2,206	A
Technitrol Inc.		57	1,493
TTM Technologies Inc.		138	1,319	A
Zygo Corp.		54	858	A

			18,156

Internet Software and Services	0.9%
Imergent Inc.		15	286
Interwoven Inc.		80	1,357	A
United Online Inc.		225	3,161

			4,804

Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Information Technology—Continued

IT Services	1.2%
Gevity HR Inc.		46	$898
MPS Group Inc.		202	2,863	A
Perot Systems Corp.		170	3,032	A

			6,793

Semiconductors and Semiconductor Equipment	4.9%
Advanced Energy Industries Inc.		42	884	A
Amkor Technology Inc.		191	2,389	A
Applied Micro Circuits Corp.		428	1,563	A
Atmel Corp.		746	3,753	A
Brooks Automation Inc.		21	358	A
ChipMOS TECHNOLOGIES (Bermuda) Ltd.		289	1,999	A
Micrel Inc.		186	2,049	A
MKS Instruments Inc.		39	1,000	A
ON Semiconductor Corp.		544	4,849	A
Varian Semiconductor Equipment Associates Inc.		86	4,592	A
Zoran Corp.		229	3,894	A

			27,330

Software	2.9%
Aspen Technology Inc.		214	2,788	A
Hyperion Solutions Corp.		86	4,437	A
MICROS Systems Inc.		12	626	A
MicroStrategy Inc.		17	2,199	A
Sybase Inc.		247	6,232	A

			16,282

Materials	9.8%

Chemicals	3.1%
CF Industries Holdings Inc.		6	227
Georgia Gulf Corp.		6	101
H.B. Fuller Co.		155	4,226
Hercules Inc.		236	4,617	A
Koppers Holdings Inc.		86	2,207
OM Group Inc.		33	1,457	A
Pioneer Cos. Inc.		15	404	A
PolyOne Corp.		184	1,119	A

Annual Report to Shareholders

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Materials—Continued

Chemicals—Continued
Spartech Corp.		16	$463
Terra Industries Inc.		131	2,291	A

			17,112

Construction Materials	0.9%
Eagle Materials Inc.		113	5,049

Containers and Packaging	1.2%
Greif Inc.		29	3,167
Myers Industries Inc.		27	503
Packaging Corp. of America		122	2,974

			6,644

Metals and Mining	4.0%
Carpenter Technology Corp.		19	2,294
Chaparral Steel Co.		107	6,242
Commercial Metals Co.		195	6,100
Gerdau Ameristeel Corp.		110	1,287
Northgate Minerals Corp.		327	1,134	A
Reliance Steel and Aluminum Co.		109	5,271

			22,328

Paper and Forest Products	0.6%
Glatfelter		33	495
Mercer International Inc.		127	1,520	A
Neenah Paper Inc.		35	1,399

			3,414

Telecommunication Services	0.9%

Diversified Telecommunication Services	0.7%
Alaska Communications Systems Group Inc.		23	341
Cincinnati Bell Inc.		611	2,871	A
Golden Telecom Inc.		12	643

			3,855

Wireless Telecommunication Services	0.2%
U.S. Cellular Corp.		17	1,248	A

Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Utilities	2.7%

Electric Utilities	0.4%
Allete Inc.		12	$574
Portland General Electric Co.		55	1,603

			2,177

Gas Utilities	1.2%
Energen Corp.		117	5,958
Nicor Inc.		16	758

			6,716

Multi-Utilities	1.1%
Avista Corp.		87	2,098
PNM Resources Inc.		119	3,853

			5,951

Total Common Stocks and Equity Interests (Cost $485,424)			558,645
Total Investments (Cost $485,424)	100.3%		558,645
Other Assets Less Liabilities	(0.3)%		(1,684)

Net Assets	100.0%		$556,961

N.M.—Not Meaningful.

A	Non-income producing.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

March 31, 2007

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

Assets:
Investment securities at market value (Cost—$485,424)		$558,645
Receivable for securities sold		8,624
Receivable for fund shares sold		927
Dividends receivable		469

Total assets		568,665

Liabilities:
Payable for securities purchased	$2,194
Payable for fund shares repurchased	8,894
Accrued management fee	336
Accrued distribution and service fees	5
Accrued expenses	275

Total liabilities		11,704

Net Assets		$556,961

Net assets consist of:
Accumulated paid-in-capital		$464,077
Undistributed net investment income		408
Undistributed net realized gain on investments		19,255
Unrealized appreciation of investments		73,221

Net Assets		$556,961

Net Asset Value Per Share:
Institutional Class (48,474 shares outstanding)		$11.48
Financial Intermediary Class (59 shares outstanding)		$11.33

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

For the Year Ended March 31, 2007

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Income:
Dividends	$6,901
Interest	167
Less: Foreign taxes withheld	(9)

Total income		$7,059

Expenses:
Management fees	5,217
Distribution and service fees:
Financial Intermediary Class	22
Audit and legal fees	55
Custodian fees	170
Directors’ fees and expenses	57
Registration fees	29
Reports to shareholders	102
Transfer agent and shareholder servicing expense:
Institutional Class	22
Financial Intermediary Class	23
Other expenses	162

	5,859
Less: Expenses reimbursed	(8)
Compensating balance credits	(3)

Net expenses		5,848

Net Investment Income		1,211

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	82,525
Change in unrealized appreciation/(depreciation) of investments	(98,974)

Net Realized and Unrealized Loss on Investments		(16,449)

Decrease in Net Assets From Operations		$(15,238)

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

	FOR THE YEARS ENDED MARCH 31,
	2007	2006
Change in Net Assets:
Net investment income	$1,211	$1,312
Net realized gain	82,525	42,412
Change in unrealized appreciation/depreciation	(98,974)	127,572

Change in net assets resulting from operations	(15,238)	171,296
Distributions to shareholders from:
Net investment income:
Institutional Class	(772)	(1,432)
Net realized gain on investments:
Institutional Class	(54,053)	(100,929)
Financial Intermediary Class	(768)	(1,285)
Change in net assets from fund share transactions:
Institutional Class	(336,020)	228,337
Financial Intermediary Class	(9,641)	(610)

Change in net assets	(416,492)	295,377

Net Assets:
Beginning of year	973,453	678,076

End of year	$556,961	$973,453

Under (over) distributed net investment income	$408	$(31)

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Batterymarch U.S. Small Capitalization Equity Portfolio

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Institutional Class:

	YEARS ENDED MARCH 31,
	2007		2006	2005	2004	2003
Net asset value, beginning of year	$12.43		$11.61	$11.90	$8.09	$10.27

Investment operations:
Net investment income	.02	A	.02	.01	.01	.04
Net realized and unrealized gain/(loss)	.05		2.21	.58	4.05	(2.18)

Total from investment operations	.07		2.23	.59	4.06	(2.14)

Distributions from:
Net investment income	(.01)		(.02)	(.01)	(.02)	(.04)
Net realized gain on investments	(1.01)		(1.39)	(.87)	(.23)	—

Total distributions	(1.02)		(1.41)	(.88)	(.25)	(.04)

Net asset value, end of year	$11.48		$12.43	$11.61	$11.90	$8.09

Total return	.88%		20.95%	5.87%	50.52%	(20.87)%

Ratios to Average Net Assets:B
Total expenses	.79%		.75%	.76%	.81%	.87%
Expenses net of waivers, if any	.79%		.75%	.76%	.81%	.87%
Expenses net of all reductions	.79%		.75%	.76%	.81%	.87%
Net investment income	.17%		.16%	.13%	.15%	.59%

Supplemental Data:
Portfolio turnover rate	84.7%		152.9%	175.0%	141.1%	119.4%

Net assets, end of year (in thousands)	$556,288		$962,303	$667,045	$565,130	$209,376

A	Computed using average daily shares outstanding.
B

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

See notes to financial statements.

Annual Report to Shareholders

Financial Intermediary Class:

	YEARS ENDED MARCH 31,
	2007		2006	2005	2004		2003C
Net asset value, beginning of year	$12.32		$11.56	$11.88	$8.09		$8.47

Investment operations:
Net investment income/(loss)	(.02	)A	(.04)	(.03)	(.01)		—	D
Net realized and unrealized gain/(loss)	.04		2.19	.58	4.03		(.38)

Total from investment operations	.02		2.15	.55	4.02		(.38)

Distributions from:
Net investment income	—		—	—	—	D	—
Net realized gain on investments	(1.01)		(1.39)	(.87)	(.23)		—

Total distributions	(1.01)		(1.39)	(.87)	(.23)		—

Net asset value, end of year	$11.33		$12.32	$11.56	$11.88		$8.09

Total return	.43%		20.29%	5.42%	50.01%		(4.49	)%E

Ratios to Average Net Assets:B
Total expenses	1.30%		1.22%	1.20%	1.06%		1.10	%F
Expenses net of waivers, if any	1.20%		1.20%	1.20%	1.06%		1.10	%F
Expenses net of all reductions	1.20%		1.20%	1.20%	1.06%		1.10	%F
Net investment income (loss)	(.20)%		(.28)%	(.31)%	(.33)%		.14	%F

Supplemental Data:
Portfolio turnover rate	84.7%		152.9%	175.0%	141.1%		119.4	%F

Net assets, end of year (in thousands)	$673		$11,150	$11,031	$11,286		$688

C	For the period January 9, 2003 (commencement of operations) to March 31, 2003.
D	Amount represents less than $.01 per share.
E	Not annualized.
F	Annualized.

See notes to financial statements.

Annual Report to Shareholders

Notes to Financial Statements

(Amounts in Thousands)

1. Organization and Significant Accounting Policies:

The Legg Mason Charles Street Trust, Inc. (“Corporation”), of which Batterymarch U.S. Small Capitalization Equity Portfolio (“Fund”) is a separate series, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified management investment company.

The Fund offers two classes of shares: Institutional and Financial Intermediary Class. Effective March 1, 2004, both classes of Batterymarch U.S. Small Capitalization Equity Portfolio were closed to new investors. The income and expenses of the Fund are allocated proportionately to each class based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the year ended March 31, 2007, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales
$625,390	$923,836

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation

Annual Report to Shareholders

at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions from net investment income, if available, are determined at the class level and paid annually. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with Federal excise tax requirements.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Redemption In-Kind

The Fund under certain conditions may redeem its shares in-kind by distributing portfolio securities rather than making cash payment. Gains and losses realized on redemption in-kind transactions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid in-capital. During the year ended March 31, 2007, the Fund realized $10,541 of net gain on $91,379 redemption in-kind transaction.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Reclassifications:

Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

Accumulated Net Realized Gains		Paid-in Capital
$(9,958	)A	$9,958	A

(A)	Reclassifications are primarily due to tax adjustments associated with securities involved in an in-kind distribution.

Annual Report to Shareholders

Notes to Financial Statements—Continued

Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31 was as follows:

Distributions paid from:	2007	2006
Ordinary Income	$772	$38,698
Net Long-term Capital Gains	54,821	64,948

Total distributions paid	$55,593	$103,646

Accumulated Earnings on a Tax Basis:

As of March 31, 2007, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$452
Undistributed long-term capital gains	20,996

Total undistributed earnings	$21,448
Other book/tax temporary differences	(44	)(A)
Gross unrealized appreciation	96,967	(B)
Gross unrealized depreciation	(25,486	)(B)

Total accumulated earnings/(losses)	$92,885

(A)	Other book/tax temporary differences are attributable primarily to the differences in the book/tax treatment of various items.
(B)	The difference between book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Tax Cost of Investments:

As of March 31, 2007, the aggregate cost of investments for federal income tax purposes was $487,165.

3. Transactions With Affiliates:

The Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

Batterymarch Financial Management, Inc. (“Batterymarch”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with LMFA. The investment adviser is responsible for the actual investment activity of the Fund. To the extent LMFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMFA will pay Batterymarch the entire management fee it receives from the Fund.

Under the terms of the management agreement, LMFA has contractually agreed, until August 1, 2007, to waive its fees and reimburse other expenses in any month to the extent the Fund’s expenses, as a percentage of average daily net assets (exclusive of taxes, interest, brokerage and extraordinary expense), exceed during that month the annual rate of 0.95% for the Institutional Class and 1.20% for the Financial Intermediary Class. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund’s expenses to exceed the limit, if any, imposed by LMFA at that time. Pursuant to this agreement, at March 31, 2007, management and distribution and service fees waived or reimbursed in the amount of $10 remain subject to repayment by the Fund.

Legg Mason Investor Services, LLC (“LMIS”) serves as the distributor of the Fund. The Rule 12b-1 plan for the Financial Intermediary Class of the Fund provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% of

Annual Report to Shareholders

the Class’s average daily net assets. The Board of Directors of the Fund has approved payments under this plan of 0.25% of average daily net assets.

Service Fee
Financial Intermediary Class	0.25%

Batterymarch, LMFA and LMIS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the year ended March 31, 2007.

5. Fund Share Transactions:

At March 31, 2007, there were 500 million shares authorized at $0.001 par value for each of the Institutional and Financial Intermediary Classes of the Batterymarch U.S. Small Capitalization Portfolio. Share transactions were as follows:

	Year Ended March 31, 2007		Year Ended March 31, 2006
	Shares	Amount	Shares	Amount
Institutional Class
Shares sold	6,132	$70,753	25,906	$298,477
Shares issued on reinvestment	4,814	53,966	8,855	100,217
Shares repurchased	(39,880)	(460,739)	(14,787)	(170,357)

Net Increase (Decrease)	(28,934)	$(336,020)	19,974	$228,337

Financial Intermediary Class
Shares sold	173	$2,026	252	$2,873
Shares issued on reinvestment	69	768	114	1,285
Shares repurchased	(1,088)	(12,435)	(416)	(4,768)

Net Decrease	(846)	$(9,641)	(50)	$(610)

6. Recent Accounting Pronouncements:

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. Management has evaluated the impact of FIN 48 on the Fund and has determined that the adoption of FIN 48 will not have a material impact on the Fund’s financial statements. FIN 48 is effective for fiscal periods beginning after December 15, 2006.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Legg Mason Charles Street Trust, Inc. and

Shareholders of Batterymarch U.S. Small Capitalization Equity Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Batterymarch U.S. Small Capitalization Equity Portfolio (one of the portfolios comprising the Legg Mason Charles Street Trust, Inc., the “Fund”) at March 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

May 18, 2007

Annual Report to Shareholders

Change in Independent Registered Public Accounting Firm:

On May 12, 2005, the Fund, by recommendation of its Audit Committee and by action of its Board of Directors, approved the engagement of PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal year ended March 31, 2006, effective upon the resignation of Ernst & Young LLP (“E&Y”).

On June 6, 2005, E&Y resigned as the Fund’s independent registered public accounting firm. The reports of the financial statements audited by E&Y for the Fund for the fiscal years ended March 31, 2005 and 2004 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. For the fiscal years 2004 and 2005 and through June 6, 2005, there were no disagreements between the Fund and E&Y on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements.

Annual Report to Shareholders

Important Tax Information (Unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended March 31, 2007:

	Batterymarch U.S. Small Capitalization Equity Portfolio
Record Date:	6/21/2006	12/6/2006	12/20/2006
Payable Date:	6/23/2006	12/8/2006	12/22/2006
Ordinary Income:
Qualified Dividend Income for Individuals	—	—	100.00%

Dividends Qualifying for the Dividends
Received Deduction for Corporations	—	—	100.00%

Long-Term Capital Gain Distribution	$0.069000	$0.945000	—

Please retain this information for your records.

Annual Report to Shareholders

Directors and Officers

The table below provides information about each of the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, Attn: Fund Secretary, 32nd Floor, Baltimore, Maryland 21202.

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Independent Directors:B
Hearn, Ruby P. (1940) Director	Since 2004	16	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).
Lehman, Arnold L. (1944) Lead Independent Director	Since 2000	16	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).
Masters, Robin J.W. (1955) Director	Since 2002	16	Director of Cheyne Capital International Limited (investment advisory firm).	Retired. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).
McGovern, Jill E. (1944) Director	Since 2001	16	None	Senior Consultant, American Institute for Contemporary German Studies (AICGS) since 2007. Formerly: Chief Executive Officer of The Marrow Foundation (non-profit) (1993-2007); Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).
Mehlman, Arthur S. (1942) Director	Since 2002	Director/Trustee of all Legg Mason funds consisting of 16 portfolios; Director/Trustee of the Royce Family of Funds consisting of 25 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).
O’Brien, G. Peter (1945) Director	Since 2001	Director/Trustee of all Legg Mason funds consisting of 16 portfolios; Director/Trustee of the Royce Family of Funds consisting of 25 portfolios.	Director of Technology Investment Capital Corp.	Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care); Board Member, Bridges School (pre-school). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).
Rowan, S. Ford (1943) Director	Since 2002	16	None	Consultant, Rowan & Blewitt Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999.

Annual Report to Shareholders

Directors and Officers—Continued

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Tarola, Robert M. (1950) Director	Since 2004	16	None	Senior Vice President and Chief Financial Officer of W. R. Grace & Co. (specialty chemicals) since 1999. Formerly: Chief Financial Officer of MedStar Health, Inc. (healthcare) (1996-1999); Partner, Price Waterhouse, LLP (accounting and auditing) (1984-1996).
Interested Directors:C
Curley Jr., John F. (1939) Chairman and Director	Since 2001	16	None	Chairman of the Board of all Legg Mason Funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982-1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998) (each a registered investment adviser).
Fetting, Mark R. (1954) President and Director	President and Director since 2001	President and Director/Trustee of all Legg Mason funds consisting of 16 portfolios; Director/Trustee of the Royce Family of Funds consisting of 25 portfolios.	None	Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates (financial consulting); Vice President, T. Rowe Price Group, Inc.
Executive Officers:D
Karpinski, Marie K. (1949) Vice President and Chief Financial Officer	Since 2001	16	None	Vice President and Chief Financial Officer of all Legg Mason Funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc. Vice President and Principal Financial and Accounting Officer of Western Asset Funds, Inc., Western Asset Income Fund and Western Asset Premier Bond Fund; Treasurer and Principal Financial and Accounting Officer of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present), and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004-present).
Merz, Gregory T. (1958) Vice President and Chief Legal Officer	Since 2003	16	None	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002).

Annual Report to Shareholders

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Becker, Ted P. (1951) Vice President and Chief Compliance Officer	Since 2007	16	None	Director of Global Compliance at Legg Mason (2006 to present); Managing Director of Compliance at Legg Mason & Co. (2005 to present); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of Legg Mason Partners Fund Advisor and certain affiliates; Managing Director of Compliance at Citigroup Asset Management (2002 to 2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup Inc.
Hughes, Wm. Shane (1968) Treasurer	Since 2006	12	None	Assistant Vice President of Legg Mason & Co., LLC and Manager, Funds Accounting, since 2005. Formerly: Assistant Vice President of Legg Mason Wood Walker, Incorporated (2002-2005) and Manager, Funds Accounting, Legg Mason Wood Walker, Incorporated (1997-2005).
Wachterman, Richard M. (1947) Secretary	Since 2004	16	None	Associate General Counsel of Legg Mason, Inc. since 2004. Formerly: Managing Director, Victory Capital Management, Inc. (investment management) (1993-2003).

ADDITIONAL INFORMATION ABOUT THE CORPORATION’S DIRECTORS AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-822-5544 OR ON THE SECURITIES AND EXCHANGE COMMISSION’S WEBSITE (http://www.sec.gov).

A

Officers of the Corporation are elected to serve until their successors are elected and qualified. Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

B

Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

C

Mr. Curley and Mr. Fetting are considered to be interested persons as defined in the 1940 Act, of the Fund on the basis of their employment with the Fund’s investment adviser or its affiliated entities (including the Fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

D	Officers of the Funds are interested persons (as defined in the 1940 Act).

Annual Report to Shareholders

Board Consideration of Batterymarch U.S. Small Capitalization Equity Portfolio’s

Investment Advisory Agreement and Investment Management Agreement

At its November 2006 meeting, the Board of Directors (the “Board”), including all of the Independent Directors, approved the continuation of the Investment Management Agreement between Legg Mason Fund Adviser, Inc., (the “Manager”) and Legg Mason Charles Street Trust, Inc. on behalf of Batterymarch U.S. Small Capitalization Equity Portfolio (“U.S. Small Capitalization Equity Portfolio”) and the Investment Advisory Agreement between the Manager and Batterymarch Financial Management, Inc. (the “Adviser”) (each an “Agreement”). In voting to approve the continuation of each Agreement, the Board considered whether continuance would be in the best interest of U.S. Small Capitalization Equity Portfolio and its shareholders, an evaluation largely based on the nature and quality of the services provided under each Agreement and the overall fairness of each Agreement to U.S. Small Capitalization Equity Portfolio. In considering each Agreement, the Board did not identify any single factor or item of information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that the continuation of each Agreement is in the best interest of U.S. Small Capitalization Equity Portfolio and its shareholders.

Prior to the Board action, the Independent Directors met as a committee to consider its recommendation as to continuance of each Agreement. As part of the process to consider each Agreement, legal counsel to U.S. Small Capitalization Equity Portfolio requested certain information from the Manager and the Adviser on behalf of the Independent Directors, and in response, the Manager and the Adviser provided extensive reports that addressed specific factors designed to inform the Board’s consideration of each Agreement. Counsel also provided the Independent Directors and the Board with a memorandum detailing their responsibilities pertaining to the continuance of each Agreement.

In addition to the November meeting, the Independent Directors meeting as a committee held an additional meeting in October 2006 at which materials relating to each Agreement were reviewed and analyzed. The Independent Directors also retained an independent consultant to assist them in their review and analysis of each Agreement. The Board meets at least another three times per year in order to oversee the Legg Mason Funds, including meetings at which the portfolio manager of U.S. Small Capitalization Equity Portfolio or others submit or make presentations and discuss performance, compliance and other applicable issues. The Board also drew upon its long association with the Manager, the Adviser and their personnel and the Board members’ familiarity with their culture and the manner in which the management entities have sought to strengthen and enhance themselves.

With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of the Manager’s and the Adviser’s personnel and their efforts to build and support a strong service team. The Board also considered the nature and quality of the Adviser’s investment process. In assessing performance, the Board compared U.S. Small Capitalization Equity Portfolio’s returns to the average of an appropriate Lipper category, a specified benchmark index and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board also considered U.S. Small Capitalization Equity Portfolio’s performance in the context of the risk undertaken by the portfolio manager. The Board noted U.S. Small Capitalization Equity Portfolio’s performance record and the measures that the Manager and the Adviser were taking in an effort to achieve attractive long-term performance. The Board also considered the level of service provided by the Manager to U.S. Small Capitalization Equity Portfolio, including oversight of the transfer agent, the custodian, and preparation of regulatory filings. The Board considered the Manager’s and the Adviser’s procedures for executing portfolio transactions for U.S. Small Capitalization Equity Portfolio. The Board also reviewed the Adviser’s report on its policies and procedures for the selection of brokers and dealers and on obtaining research from brokers.

In determining whether the terms of each Agreement are reasonable and fair, the Board considered the terms and fee structure of each Agreement. In that connection, the Board considered the costs to the Manager and the Adviser in providing services to U.S. Small Capitalization Equity Portfolio and profitability for the Manager and its affiliates from their overall association with U.S. Small Capitalization Equity Portfolio. The Board reviewed information about the advisory fee schedule and overall expense ratio of U.S. Small Capitalization Equity Portfolio and comparable fee schedules and expense ratios of a peer group of funds. In considering whether any economies of scale experienced by the Manager and the Adviser in providing services to U.S. Small Capitalization Equity Portfolio were shared with U.S. Small Capitalization Equity Portfolio, the Board further noted that, while U.S. Small Capitalization Equity Portfolio’s advisory fee structure does not provide for a reduction of payments, the current fees appear fair and reasonable in relation to the present asset size of U.S. Small Capitalization Equity Portfolio. The Board also compared U.S. Small Capitalization Equity Portfolio’s advisory fee schedule to the advisory fees charged by the Manager and the Adviser to their other accounts managed in a similar style. In that connection, the Board considered the differences in the level of services provided and the differences in responsibility of the Manager and the Adviser to U.S. Small Capitalization Equity Portfolio and to the other accounts. Finally, the Board considered other benefits accruing to the Manager, the Adviser and their affiliates by virtue of their relationship to U.S. Small Capitalization Equity Portfolio.

After an evaluation of all material factors, including those in the foregoing discussion, the Board concluded that the continuation of each Agreement is in the best interest of U.S. Small Capitalization Equity Portfolio.

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Manager

Legg Mason Fund Adviser, Inc.

Investment Adviser

Batterymarch Financial Management, Inc.

Boston, MA

Transfer Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

Information about the policies and procedures that Batterymarch U.S. Small Capitalization Equity Portfolio uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov).

Information regarding how Batterymarch U.S. Small Capitalization Equity Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or on the Fund’s website at www.lminstitutionalfunds.com/fund_information/fund_literature/gbl_literature/proxy_report.asp.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

100 Light Street

P.O. Box 17635

Baltimore, MD 21297-1635

888-425-6432

07-0551

Global Opportunities

Bond Fund

Annual Report to Shareholders

March 31, 2007

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Global Opportunities Bond FundA

Total returns for the Fund for the period ended March 31, 2007, are presented below:

	3 months	Since InceptionB
Global Opportunities Bond Fund:
Institutional Class	+0.81%	+1.01%
Citigroup World Government Bond IndexC	+1.15%	+2.00%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Shares redeemed within 60 days of purchase will be subject to a 2% redemption fee. Performance does not reflect the redemption fee, which would reduce the performance shown.

The gross expense ratio for the Fund’s Institutional Class is 0.94%. Gross expenses are the Fund’s total annual operating expenses as of the date of the Fund’s most current prospectus and do not reflect fee waivers or reimbursements. These expenses include management fees, 12b-1 distribution and service fees, and other expenses.

Net expenses are the Fund’s total annual operating expenses indicated as of the date of the Fund’s most current prospectus and reflect contractual fee waivers and/or reimbursements. The Fund’s Manager has contractually agreed to waive fees and/or reimburse operating expenses until July 31, 2007 to limit total annual operating expenses to 0.65% of the Fund’s average daily net assets attributable to each share class.

The year began with no slowing of the strong market rally that characterized the final months of 2006. However, February’s end brought with it a sharp decline in the Chinese market, leading to a break in the rally that had powered global markets highs, in a largely uninterrupted fashion, for seven months. A fast and furious global rout ensued, reintroducing the premise of risk to investors positioned aggressively in anticipation of a goldilocks global growth scenario. In the days and weeks that followed, volatility ebbed, allowing most global bond and equity markets to post slight gains for the quarter.

The Fund’s total return since its inception on 11/1/2006 was 1.01% versus the Citigroup World Government Bond Index (CWGBI) return of 2.00%. In 2007, the Fund’s first quarter net return was 0.81% versus the CWGBI return of 1.15%. Due to low and easing inflation readings, Singapore, Malaysia, and Brazil were some of the better performing global bond markets during the first quarter of 2007 as measured in local currency terms. The Fund held large overweight positions in each market, positively impacting relative performance. On the currency side, the Malaysian ringgit and Singapore dollar remain inexpensive based on purchasing power parity and the countries also possess large current account and trade surpluses. Furthermore, the strengthening of the Chinese renminbi has enabled these currencies to rally without weakening their trade competitiveness. Strong global growth and stable commodity prices pushed the Brazilian real higher versus the U.S. dollar. The real was also strengthened by investors searching for higher yields against a backdrop of stable global inflation and generally low interest rates. The Fund’s overweight positions in the Malaysian ringgit, Singapore dollar and Brazilian real contributed to performance as the currencies gained 2.04%, 1.13% and 3.72% against the U.S. dollar, respectively, during the first quarter of 2007. The Fund’s large underweight in the euro has been the largest detractor against relative performance since inception. During the first quarter of 2007, the euro gained 1.18% against the U.S. dollar as the European economy carried over momentum from 2006 and the European Central Bank maintained its tightening bias as a result. Also hurting performance in early 2007 was the Fund’s overweight positions in the Swedish krona and South African rand, which lost 1.90% and 3.43% against the U.S. dollar, respectively. In the case of the Swedish krona, the move lower was mainly the result of profit taking after a very strong 2006. The South African rand, which tends to be a volatile currency, suffered during the bout of risk reduction that struck global markets at the end of February and it was unable to recover these losses by the end of the quarter.

David F. Hoffman, CFA

Stephen S. Smith

April 19, 2007

A	All figures in the chart and text are unannualized.
B

The inception date of the Institutional Class is November 1, 2006. Index returns are for periods beginning October 31, 2006. Although it is not possible to invest in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.

C

Citigroup World Government Bond Index (CWGBI) – An index that measures the performance of developed countries global fixed income markets invested in debt issues of U.S. and non-U.S. governmental entities.

1

Annual Report to Shareholders

Expense Example

Global Opportunities Bond Fund

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first table below provides information about actual account values and actual expenses for the Fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period. The actual example is based on an investment of $1,000 invested on November 1, 2006, the Fund’s inception date and held through March 31, 2007.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The hypothetical example is based on an investment of $1,000 invested on October 1, 2006 and held through March 31, 2007.

	Beginning Account Value 11/1/06	Ending Account Value 3/31/07	Expenses PaidA During the Period 11/1/06 to 03/31/07
Institutional Class
Actual	$1,000.00	$1,010.10	$2.70

	Beginning Account Value 10/1/06	Ending Account Value 3/31/07	Expenses PaidB During the Period 10/1/06 to 03/31/07
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28

A

The calculations are based on expenses incurred since the inception date. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of .65% for the Institutional Class, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period (151 days), and divided by 365.

B

These calculations are based on expenses incurred since the inception date. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of .65% for the Institutional Class, multiplied by the average values over the period, multiplied by the number of days in the six-month period beginning October 1, 2006 (which is not the Fund’s inception date) (182 days), and divided by 365.

2

Annual Report to Shareholders

Performance Information

Due to the limited operating history of the Fund, a performance graph is not presented. The Institutional Class, which began operations on November 1, 2006 had a total return of 1.01% for the period ended March 31, 2007.

Portfolio Composition (as of March 31, 2007)C

Standard & Poor’s Debt RatingsD

(as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
D	Standard & Poor’s Ratings Services provide capital markets with credit ratings for the evaluation and assessment of credit risk.

3

Annual Report to Shareholders

Portfolio of Investments

March 31, 2007

(Amounts in Thousands)

Global Opportunities Bond Fund

	RATE	MATURITY DATE	PAR†	VALUE

Long-Term Securities—95.0%
U.S. Government and Agency Obligations—22.7%

Fixed Rate Securities—22.7%
United States Treasury Bonds	6.500%	11/15/26	$3,280	$3,924
United States Treasury Bonds	5.250%	2/15/29	3,710	3,873
United States Treasury Bonds	5.375%	2/15/31	12,360	13,177

Total U.S. Government and Agency Obligations (Cost—$21,290)				20,974
Foreign Government Obligations—72.3%
Canadian Government Bond	6.000%	6/1/11	4,060 CAD	3,788
Federal Republic of Germany	4.000%	7/4/09	2,260 EUR	3,022
Federal Republic of Germany	4.500%	7/4/09	2,560 EUR	3,459
Federal Republic of Germany	5.250%	7/4/10	2,425 EUR	3,363
Federative Republic of Brazil	12.500%	1/5/16	6,865 BRL	3,824
Government of Indonesia	11.000%	11/15/20	17,325,000 IDR	1,984
Government of Malaysia	3.756%	4/28/11	3,050 MYR	891
Government of Malaysia	3.718%	6/15/12	12,140 MYR	3,550
Government of New Zealand	6.000%	4/15/15	3,990 NZD	2,851
Government of Poland	6.250%	10/24/15	8,610 PLN	3,192
Government of Poland	5.750%	9/23/22	9,365 PLN	3,370
Government of Singapore	1.500%	4/1/08	7,225 SGD	4,718
Government of Singapore	4.375%	1/15/09	2,645 SGD	1,801
Government of Sweden	6.500%	5/5/08	22,910 SEK	3,380
Mexican Bonos	8.000%	12/19/13	43,750 MXN	4,062
New South Wales Treasury Corp.	6.000%	5/1/12	4,010 AUD	3,196
New South Wales Treasury Corp.	5.500%	3/1/17	4,245 AUD	3,266
Queensland Treasury Corp.	6.000%	10/14/15	3,345 AUD	2,685
Republic of South Africa	13.500%	9/15/15	22,895 ZAR	4,218
United Kingdom Treasury Bond	4.750%	9/7/15	1,870 GBP	3,610
United Kingdom Treasury Bond	4.000%	9/7/16	1,465 GBP	2,676

Total Foreign Government Obligations (Cost—$65,920)				66,906
Total Long-Term Securities (Cost—$87,210)				87,880

4

Annual Report to Shareholders

	PAR†	VALUE
Short-Term Securities—4.2%
Repurchase Agreements—4.2%
Bank of America 5.3%, dated 3/30/07, to be repurchased at $1,950 on 4/2/07 (Collateral: $2,050 Freddie Mac Discount notes, due 10/26/07, value $1,989)	$1,950	$1,950
Goldman Sachs & Co. 5.3%, dated 3/30/07, to be repurchased at $1,950 on 4/2/07 (Collateral: $2,046 Fannie Mae mortgage-backed securities, 5%, due 5/1/36, value $1,997)	1,950	1,950

Total Short-Term Securities (Cost—$3,900)		3,900
Total Investments—99.2% (Cost—$91,110)		91,780
Other Assets Less Liabilities—0.8%		775

Net Assets—100.0%		$92,555

†	Securities are denominated in U.S. Dollars, unless otherwise noted.
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound
IDR	—Indonesian Rupiah
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
ZAR	—South African Rand

See notes to financial statements.

5

Annual Report to Shareholders

Statement of Assets and Liabilities

March 31, 2007

(Amounts in Thousands)

Global Opportunities Bond Fund

Assets:
Investment securities at market value (Cost—$87,210)		$87,880
Short-term securities at value (Cost—$3,900)		3,900
Foreign currency at value (Cost—$158)		155
Receivable for fund shares sold		180
Interest receivable		1,617
Due from manager		8

Total assets		93,740

Liabilities:
Payable for fund shares repurchased	$20
Income distribution payable	133
Unrealized depreciation of forward foreign currency contracts	931
Accrued expenses	101

Total liabilities		1,185

Net Assets		$92,555

Net assets consist of:
Accumulated paid-in-capital		$93,130
Overdistributed net investment income		(247)
Accumulated net realized loss on investments and foreign currency transactions		(87)
Net unrealized depreciation of investments and foreign currency translations		(241)

Net Assets		$92,555

Net Asset Value Per Share:
Institutional Class (9,318 shares outstanding)		$9.93

See notes to financial statements.

6

Annual Report to Shareholders

Statement of Operations

For the Period Ended March 31, 2007A

(Amounts in Thousands)

Global Opportunities Bond Fund

Investment Income:
Interest		$1,165

Expenses:
Management fees	$117
Audit and legal fees	73
Custodian fees	24
Directors’ fees and expenses	4
Registration fees	40
Reports to shareholders	24
Transfer agent and shareholder servicing expense:
Institutional Class	9
Organization expense	75
Other expenses	2

	368
Less: Fees waived	(216)

Net expenses		152

Net Investment Income		1,013

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(90)
Foreign currency transactions	(244)

		(334)
Change in unrealized appreciation/depreciation of:
Investments and foreign currency translations	(264)
Assets and liabilities denominated in foreign currency	23

		(241)

Net Realized and Unrealized Loss on Investments		(575)

Change in Net Assets Resulting From Operations		$438

A	For the period November 1, 2006 (commencement of operations) to March 31, 2007.

See notes to financial statements.

7

Annual Report to Shareholders

Statement of Changes in Net Assets

(Amounts in Thousands)

Global Opportunities Bond Fund

FOR THE PERIOD ENDED MARCH 31, 2007A
Change in Net Assets:
Net investment income	$1,013
Net realized loss	(334)
Change in unrealized appreciation/depreciation	(241)

Change in net assets resulting from operations	438
Distributions to shareholders from:
Net investment income:
Institutional Class	(1,013)
Change in net assets from fund share transactions:
Institutional Class	93,130

Change in net assets	92,555

Net Assets:
Beginning of period	—

End of period	$92,555

Overdistributions of net investment income	$(247)

A	For the period November 1, 2006 (commencement of operations) to March 31, 2007.

See notes to financial statements.

8

Annual Report to Shareholders

Financial Highlights

Global Opportunities Bond Fund

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Institutional Class:

	PERIOD ENDED MARCH 31, 2007A
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	.18	B
Net realized and unrealized loss	(.08)

Total from investment operations	.10

Distributions from:
Net investment income	(.17)

Total distributions	(.17)

Net asset value, end of period	$9.93

Total return	1.01	%C

Ratios to Average Net AssetsD
Total expenses	1.58	%E
Expenses net of waivers, if any	.65	%E
Expenses net of all reductions	.65	%E
Net investment income	4.34	%E

Supplemental Data:
Portfolio turnover rate	25.7	%C

Net assets, end of period (in thousands)	$92,555

A	For the period November 1, 2006 (commencement of operations) to March 31, 2007.
B	Computed using average daily shares outstanding.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

9

Annual Report to Shareholders

Notes to Financial Statements

(Amounts in Thousands)

1. Organization and Significant Accounting Policies:

The Legg Mason Charles Street Trust, Inc. (“Corporation”), of which Global Opportunities Bond Fund (“Fund”) is a separate series, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end non-diversified management investment company.

The Fund offers two classes of shares: Institutional and Financial Intermediary Class. The Financial Intermediary Class has not commenced operations. The income and expenses of the Fund are allocated proportionately to each class based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

If a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Funds’ adviser to be the primary market. The Fund will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the period ended March 31, 2007, security transactions (excluding short-term investments) were:

Purchases		Proceeds From Sales
U.S. Gov't Securities	Other	U.S. Gov't Securities	Other
$34,547	$68,006	$13,150	$1,999

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a

10

Annual Report to Shareholders

fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions from net investment income, if available, are determined at the class level and are declared and paid monthly. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with Federal excise tax requirements.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Reclassifications:

Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassificationsA have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

Overdistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
$(247)	$247	—

A	Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes.

11

Annual Report to Shareholders

Notes to Financial Statements—Continued

Distributions to Shareholders:

The tax character of distributions paid during the fiscal period ended March 31, 2007 were as follows:

Distributions paid from:
Ordinary Income	$1,013
Net Long-term Capital Gains	—

Total Distributions Paid	$1,013

Accumulated Earnings on a Tax Basis:

As of March 31, 2007, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$1
Undistributed long-term capital gains	—

Total undistributed earnings	$1
Other book/tax temporary differences	(312	)B
Gross unrealized appreciation	1,099
Gross unrealized depreciation	(1,363	)C

Total accumulated earnings/(losses)	$(575)

B

Other book/tax temporary differences are attributable primarily to the realization for tax purposes of unrealized losses on certain foreign currency contracts and the deferral of post-October capital and currency losses for tax purposes.

C	The difference between book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Tax Cost of Investments:

As of March 31, 2007, the aggregate cost of investments for federal income tax purposes was $91,134.

12

Annual Report to Shareholders

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of its investment program, the Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At March 31, 2007, open forward currency exchange contracts (expressed in the contractual currency) were:

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		ReceiveA		DeliverA

Morgan Stanley And Co., Inc.	5/18/07	USD	8,878	AUD	11,370	$(324)
Morgan Stanley And Co., Inc.	5/18/07	USD	2,656	NZD	3,880	(107)
Citibank NA	5/24/07	JPY	2,309,976	USD	20,013	(227)
Citibank NA	5/25/07	JPY	963,998	EUR	6,310	(100)
Morgan Stanley And Co., Inc.	8/17/07	GBP	47	USD	92	—	B
Morgan Stanley And Co., Inc.	8/17/07	USD	6,200	GBP	3,226	(144)
Citibank NA	8/23/07	USD	121	EUR	90	(1)
Citibank NA	8/30/07	USD	5,380	EUR	4,022	(28)

						$(931)

A	Definitions of currency abbreviations:

AUD—Australian dollar

EUR—Euro

GBP—British pound

JPY—Japanese yen

NZD—New Zealand dollar

USD—United States dollar

B	Amounts less than $1

13

Annual Report to Shareholders

Notes to Financial Statements—Continued

Options and Futures

As part of its investment program, the Fund may utilize options and futures. Options may be written (sold) or purchased by the Fund. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

14

Annual Report to Shareholders

Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund may enter into futures contracts for various reasons, including in connection with its interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in value of the futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

The Fund had no open futures position as of March 31, 2007.

4. Transactions With Affiliates:

The Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Brandywine Global Investment Management, LLC is the investment adviser to the Fund. LMFA provides the Fund with management services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual management fee rate is 0.50% of its daily net assets (net of any fee waivers). Under the terms of the management agreement, LMFA, has contractually agreed to waive its fees and, reimburse other expenses so that the Institutional Class and Financial Intermediary Class’ operating expenses do not exceed the annual rate of 0.65% and 0.90% of the Fund’s average daily net assets attributable to Institutional Class and Financial Intermediary Class shares, respectively, until July 31, 2007.

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA and Brandywine, to the extent that from time to time during the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the limit set forth by LMFA and Brandywine. Pursuant to this agreement, at March 31, 2007, management and other fees waived or reimbursed in the amount of $216 remain subject to repayment by the Fund.

Brandywine Global Investment Management, LLC (“Brandywine”) serves as investment adviser to the Fund and is responsible for the actual investment activity of the Fund. LMFA (not the Fund) pays Brandywine a fee computed daily and payable monthly, at an annual rate equal to 0.45% of the fee it receives from the Fund. Fees paid to Brandywine are net of any waivers.

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Funds’ shares. LMIS receives from the Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of the Fund, computed daily and payable monthly.

LMFA, Brandywine and LMIS are wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

15

Annual Report to Shareholders

Notes to Financial Statements—Continued

5. Fund Share Transactions:

At March 31, 2007, there were 500 million shares authorized at $0.001 par value for each of the Institutional and Financial Intermediary Classes of the Global Opportunities Bond Fund. Share transactions were as follows:

Global Opportunities Bond Fund

	Period Ended March 31, 2007A
	Shares	Amount
Institutional Class
Shares sold	9,411	$94,061
Shares issued on reinvestment	54	531
Shares repurchased	(147)	(1,462)

Net Increase	9,318	$93,130

A	For the period November 1, 2006 (commencement of operations) to March 31, 2007.

6. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. Management has evaluated the impact of FIN 48 on the Fund and has determined that the adoption of FIN 48 will not have a material impact on the Fund’s financial statements. FIN 48 is effective for fiscal periods beginning after December 15, 2006.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

16

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Board of Directors the Legg Mason Charles Street Trust, Inc. and

Shareholders of Brandywine Global Opportunities Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Brandywine Global Opportunities Bond Fund (one of the portfolios comprising the Legg Mason Charles Street Trust, Inc., the “Fund”) at March 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period November 1, 2006 (commencement of operations) through March 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

May 18, 2007

17

Annual Report to Shareholders

Important Tax Information (Unaudited)

The following information is provided with respect to the distributions paid by the Fund during the taxable period ended March 31, 2007:

Record Date:	Daily	Daily
Payable Date:	November 2006— December 2006	January 2007— March 2007

Interest from Federal Obligations	24.70%	21.76%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

18

Annual Report to Shareholders

Directors and Officers

The table below provides information about the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, Attn: Fund Secretary, 32nd Floor, Baltimore, Maryland 21202.

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Independent Directors:B
Hearn, Ruby P. (1940) Director	Since 2004	16	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).
Lehman, Arnold L. (1944) Lead Independent Director	Since 2001	16	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).
Masters, Robin J.W. (1955) Director	Since 2002	16	Director of Cheyne Capital International Limited (investment advisory firm).	Retired. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).
McGovern, Jill E. (1944) Director	Since 2001	16	None	Senior Consultant, American Institute for Contemporary German Studies (AICGS) since 2007. Formerly: Chief Executive Officer of The Marrow Foundation (non-profit) (1993-2007); Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University
				(1986-1990).
Mehlman, Arthur S. (1942) Director	Since 2002	Director/Trustee of all Legg Mason funds consisting of 16 portfolios; Director/Trustee of the Royce Family of Funds consisting of 25 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).
O’Brien, G. Peter (1945) Director	Since 2001	Director/Trustee of all Legg Mason funds consisting of 16 portfolios; Director/Trustee of the Royce Family of Funds consisting of 25 portfolios.	Director of Technology Investment Capital Corp.	Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care); Board Member, Bridges School (pre-school). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).
Rowan, S. Ford (1943) Director	Since 2002	16	None	Consultant, Rowan & Blewitt Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999.

19

Annual Report to Shareholders

Directors and Officers—Continued

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Tarola, Robert M. (1950) Director	Since 2004	16	None	Senior Vice President and Chief Financial Officer of W. R. Grace & Co. (specialty chemicals) since 1999. Formerly: Chief Financial Officer of MedStar Health, Inc. (healthcare) (1996-1999); Partner, Price Waterhouse, LLP (accounting and auditing) (1984-1996).
Interested Directors:C
Curley Jr., John F. (1939) Chairman and Director	Since 2001	16	None	Chairman of the Board of all Legg Mason Funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982-1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998) (each a registered investment adviser).
Fetting, Mark R. (1954) President and Director	President and Director since 2001	President and Director/Trustee of all Legg Mason funds consisting of 16 portfolios; Director/Trustee of the Royce Family of Funds consisting of 25 portfolios.	None	Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates (financial consulting); Vice President, T. Rowe Price Group, Inc.
Executive Officers:D
Karpinski, Marie K. (1949) Vice President and Chief Financial Officer	Since 2001	16	None	Vice President and Chief Financial Officer of all Legg Mason Funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc. Vice President and Principal Financial and Accounting Officer of Western Asset Funds, Inc., Western Asset Income Fund and Western Asset Premier Bond Fund; Treasurer and Principal Financial and Accounting Officer of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present), and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004-present).
Merz, Gregory T. (1958) Vice President and Chief Legal Officer	Since 2003	16	None	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002).

20

Annual Report to Shareholders

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Becker, Ted P. (1951) Vice President and Chief Compliance Officer	Since 2007	16	None	Director of Global Compliance at Legg Mason (2006 to present); Managing Director of Compliance at Legg Mason & Co. (2005 to present); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of Legg Mason Partners Fund Advisors and certain affiliates; Managing Director of Compliance at Citigroup Asset Management (2002 to 2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup Inc.
Hughes, Wm. Shane (1968) Treasurer	Since 2006	12	None	Assistant Vice President of Legg Mason & Co., LLC and Manager, Funds Accounting since 2005. Formerly: Assistant Vice President of Legg Mason Wood Walker, Incorporated (2002-2005) and Manager, Funds Accounting, Legg Mason Wood Walker, Incorporated (1997-2005).
Wachterman, Richard M. (1947) Secretary	Since 2004	16	None	Associate General Counsel of Legg Mason, Inc. since 2004. Formerly: Managing Director, Victory Capital Management, Inc. (investment management) (1993-2003).

ADDITIONAL INFORMATION ABOUT THE FUND’S DIRECTORS AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-822-5544 OR ON THE SECURITIES AND EXCHANGE COMMISSION WEBSITE (http://www.sec.gov).

A

Officers of the Fund are elected to serve until their successors are elected and qualified. Directors of the Fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

B

Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

C

Mr. Curley and Mr. Fetting are considered to be interested persons as defined in the 1940 Act, of the Fund on the basis of their employment with the Fund’s investment adviser or its affiliated entities (including the Fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

D	Officers of the Funds are interested persons (as defined in the 1940 Act).

21

Annual Report to Shareholders

Board Consideration of Global Opportunities Bond Fund’s Investment Advisory

Agreement and Management Agreement

At its August 2006 meeting, the Board of Directors (the “Board”), including all of the Independent Directors, approved the Management Agreement between Legg Mason Fund Adviser, Inc., (the “Manager”) and Legg Mason Charles Street Trust, Inc. on behalf of Global Opportunities Bond Fund and the Investment Advisory Agreement between the Manager and Brandywine Global Investment Management, LLC (the “Adviser”) (each an “Agreement”). In voting to approve each Agreement, the Board considered whether approval would be in the best interest of Global Opportunities Bond Fund and its shareholders, an evaluation largely based on the nature and quality of the services provided under each Agreement and the overall fairness of each Agreement to Global Opportunities Bond Fund. In considering each Agreement, the Board did not identify any single factor or item of information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that the approval of each Agreement is in the best interest of Global Opportunities Bond Fund and its shareholders.

Prior to the Board action, the Independent Directors met as a committee to consider its recommendation as to approval of each Agreement. As part of the process to consider each Agreement, the Manager and the Adviser provided extensive reports that addressed specific factors designed to inform the Board’s consideration of each Agreement. The Independent Directors and the Board also reviewed a memorandum detailing their responsibilities pertaining to the approval of each Agreement.

In addition to the August meeting, the Independent Directors meeting as a committee held an additional meeting in October 2006 at which materials relating to each Agreement were reviewed and analyzed. The Board drew upon its long association with the Manager, the Adviser and their personnel and the Board members’ familiarity with their culture and the manner in which the management entities have sought to strengthen and enhance themselves.

With respect to the nature, scope and quality of the services to be provided, the Board considered the experience and commitment of the Manager’s and the Adviser’s personnel and their efforts to build and support a strong service team. The Board also considered the nature and quality of the Adviser’s investment process. In assessing performance, the Board noted that Global Opportunities Bond Fund was new and therefore had no performance to review. However, the Board considered the short-, mid- and long-term performance of other accounts managed by the Adviser in a similar investment style. The Board also considered the level of service to be provided by the Manager to Global Opportunities Bond Fund, including oversight of the transfer agent, the custodian, and preparation of regulatory filings. The Board considered the Manager’s and the Adviser’s procedures for executing portfolio transactions for Global Opportunities Bond Fund.

In determining whether the terms of each Agreement are reasonable and fair, the Board considered the terms and fee structure of each Agreement. In that connection, the Board considered the costs to the Manager and the Adviser in providing services to Global Opportunities Bond Fund and potential profitability for the Manager its affiliates from their overall association with Global Opportunities Bond Fund. The Board reviewed information about the advisory fee schedule and overall expense ratio of Global Opportunities Bond Fund and comparable fee schedules and expense ratios of a peer group of funds. In considering whether any economies of scale experienced by the Manager and the Adviser in providing services to Global Opportunities Bond Fund would be shared with Global Opportunities Bond Fund, the Board further noted that, while Global Opportunities Bond Fund’s advisory fee structure does not provide for a reduction of payments, the current fees appear fair and reasonable in relation to the present asset size of Global Opportunities Bond Fund. The Board also compared Global Opportunities Bond Fund’s advisory fee schedule to the advisory fees charged by the Manager and the Adviser to their other accounts managed in a similar style. In that connection, the Board considered the differences in the level of services provided and the differences in responsibility of the Manager and the Adviser to Global Opportunities Bond Fund and to the other accounts. Finally, the Board considered other benefits accruing to the Manager, the Adviser and their affiliates by virtue of their relationship to Global Opportunities Bond Fund.

After an evaluation of all material factors, including those in the foregoing discussion, the Board concluded that the approval of each Agreement is in the best interest of Global Opportunities Bond Fund.

22

Global Opportunities Bond Fund

Investment Manager

Legg Mason Fund Adviser, Inc.

Investment Adviser

Brandywine Global Investment Management, LLC

Philadelphia, PA

Transfer Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

Information about the policies and procedures that Global Opportunities Bond Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov).

Information regarding how Global Opportunities Bond Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available on the SEC’s website or on the Fund’s website at

http://investorservices.leggmason.com/pub/pageserv/bwgobf.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

100 Light Street

P.O. Box 17635

Baltimore, MD 21297-1635

888-425-6432

07–0574/A (5/07)

Item 2.	Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer

(a)	Legg Mason Charles Street Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:

•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.

(b)	No response required.

(c)	Not applicable.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

(a)(1)	The Registrant’s Board of Directors have determined that the Registrant has at least one Audit Committee financial expert serving on its Audit Committee.

(a)(2)	The Audit Committee’s financial experts are Mr. Arthur S. Mehlman and Mr. Robert M. Tarola. They are “independent” as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accounting Fees and Services

(a)	Audit Fees

PricewaterhouseCoopers LLP

Fiscal Year Ended March 31, 2006 – $23,150

Fiscal Year Ended March 31, 2007– $53,700

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a).

There were no fees billed to the Registrant for assurance and related services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

PricewaterhouseCoopers LLP

Fiscal Year Ended March 31, 2006 – $1,050

Fiscal Year Ended March 31, 2007 – $2,200

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

There were no fees billed to the Registrant for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a) through Item 4(c) above.

There were no fees billed to the Registrant for services not included in Items 4(a) through 4(c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)(1)	The Audit Committee’s policy is to delegate to its chairperson the authority to preapprove items prior to the next meeting of the Committee. Such preapprovals are reported at the next quarterly meeting of the Audit Committee.

(2)	There were no services provided to the Registrant that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

There were no fees billed to the Registrant for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)	Non-Audit Fees for services rendered to Registrant or Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager.

PricewaterhouseCoopers LLP

Fiscal Year Ended March 31, 2006 – $277,065

Fiscal Year Ended March 31, 2007 – $953,316

(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the annual report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn.: Fund Secretary.

Item 11.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	File the exhibits listed below as part of this Form.

(1)	The Registrant’s Code of Ethics applicable to Registrant’s principal executive officer and principal financial officer is attached hereto.

(2)	Separate certifications for the Registrant’s chief executive officer and chief financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(b)	Separate certifications for the Registrant’s chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.
Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.
Date:	May 29, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Charles Street Trust, Inc.
Date:	May 23, 2007